Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 0.9%
Axon Enterprise, Inc.(1)	2,135	$ 628,202
Curtiss-Wright Corp.	1,089	295,097
General Electric Co.	22,804	3,625,152
HEICO Corp.	3,121	697,887
Hexcel Corp.	3,492	218,075
Moog, Inc., Class A	779	130,327
Woodward, Inc.	1,562	272,382
		$ 5,867,122
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	1,090	$96,051
Expeditors International of Washington, Inc.	2,372	296,002
GXO Logistics, Inc.(1)	2,500	126,250
United Parcel Service, Inc., Class B	384	52,550
		$570,853
Automobile Components — 0.0%(2)
Autoliv, Inc.	1,295	$138,552
Modine Manufacturing Co.(1)	2,159	216,310
		$354,862
Automobiles — 1.7%
Tesla, Inc.(1)	59,449	$11,763,768
		$11,763,768
Banks — 0.0%(2)
First Citizens Bancshares, Inc., Class A	119	$200,350
		$200,350
Beverages — 1.2%
Celsius Holdings, Inc.(1)	4,669	$266,553
Coca-Cola Co.	58,990	3,754,714
Coca-Cola Consolidated, Inc.	189	205,065
Keurig Dr Pepper, Inc.	760	25,384
Monster Beverage Corp.(1)	21,781	1,087,961
PepsiCo, Inc.	16,915	2,789,791
		$8,129,468
Biotechnology — 3.3%
AbbVie, Inc.	37,981	$6,514,501
Alnylam Pharmaceuticals, Inc.(1)	3,250	789,750
Amgen, Inc.	11,648	3,639,418
Apellis Pharmaceuticals, Inc.(1)	3,072	117,842
Biogen, Inc.(1)	2,363	547,791
BioMarin Pharmaceutical, Inc.(1)	4,346	357,806
Bridgebio Pharma, Inc.(1)	5,988	151,676
Exact Sciences Corp.(1)	4,022	169,930
Exelixis, Inc.(1)	8,005	179,872
Security	Shares	Value
Biotechnology (continued)
Gilead Sciences, Inc.	27,667	$ 1,898,233
GRAIL, Inc.(1)	356	5,477
Halozyme Therapeutics, Inc.(1)	3,520	184,307
Incyte Corp.(1)	4,418	267,819
Ionis Pharmaceuticals, Inc.(1)	2,131	101,563
Moderna, Inc.(1)	7,998	949,762
Neurocrine Biosciences, Inc.(1)	2,491	342,936
Regeneron Pharmaceuticals, Inc.(1)	2,324	2,442,594
Sarepta Therapeutics, Inc.(1)	2,061	325,638
United Therapeutics Corp.(1)	723	230,312
Vertex Pharmaceuticals, Inc.(1)	5,760	2,699,827
		$21,917,054
Broadline Retail — 5.0%
Amazon.com, Inc.(1)	170,282	$32,906,996
Etsy, Inc.(1)	3,474	204,897
Macy's, Inc.	9,366	179,827
Ollie's Bargain Outlet Holdings, Inc.(1)	1,389	136,358
		$33,428,078
Building Products — 1.3%
A.O. Smith Corp.	3,960	$323,849
AAON, Inc.	2,622	228,743
Advanced Drainage Systems, Inc.	2,119	339,866
Allegion PLC	2,690	317,824
Armstrong World Industries, Inc.	1,580	178,919
AZEK Co., Inc.(1)	3,933	165,697
Carlisle Cos., Inc.	2,931	1,187,671
Carrier Global Corp.	23,812	1,502,061
Fortune Brands Innovations, Inc.	1,452	94,293
Johnson Controls International PLC	6,733	447,543
Lennox International, Inc.	1,012	541,400
Masco Corp.	3,769	251,279
Owens Corning	2,110	366,549
Simpson Manufacturing Co., Inc.	1,455	245,211
Trane Technologies PLC	6,341	2,085,745
Trex Co., Inc.(1)	3,198	237,036
UFP Industries, Inc.	250	28,000
Zurn Elkay Water Solutions Corp., Class C	2,528	74,323
		$8,616,009
Capital Markets — 2.1%
Ameriprise Financial, Inc.	325	$138,837
Ares Management Corp., Class A	3,479	463,681
BlackRock, Inc.	2	1,575
Blackstone, Inc.	12,945	1,602,591
Blue Owl Capital, Inc.	10,375	184,156
Carlyle Group, Inc.	3,982	159,877
Cboe Global Markets, Inc.	1,119	190,297
Charles Schwab Corp.	19,813	1,460,020
Coinbase Global, Inc., Class A(1)	3,687	819,362

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Evercore, Inc., Class A	1,078	$ 224,688
FactSet Research Systems, Inc.	943	384,999
Hamilton Lane, Inc., Class A	1,457	180,056
Houlihan Lokey, Inc.	833	112,338
Interactive Brokers Group, Inc., Class A	1,639	200,941
Intercontinental Exchange, Inc.	4,612	631,337
Jefferies Financial Group, Inc.	2,264	112,657
KKR & Co., Inc.	3,747	394,334
LPL Financial Holdings, Inc.	1,556	434,591
MarketAxess Holdings, Inc.	1,096	219,781
Moody's Corp.	3,637	1,530,922
Morningstar, Inc.	814	240,822
MSCI, Inc.	1,777	856,070
Nasdaq, Inc.	3,140	189,216
S&P Global, Inc.	7,180	3,202,280
SEI Investments Co.	2,034	131,580
TPG, Inc.	3,625	150,256
Tradeweb Markets, Inc., Class A	2,420	256,520
		$14,473,784
Chemicals — 1.4%
Air Products and Chemicals, Inc.	1,900	$490,295
Arcadium Lithium PLC(1)(3)	48,836	164,089
Ashland, Inc.	653	61,702
Axalta Coating Systems Ltd.(1)	8,310	283,952
Balchem Corp.	1,266	194,901
Cabot Corp.	956	87,847
Ecolab, Inc.	6,334	1,507,492
Element Solutions, Inc.	8,976	243,429
International Flavors & Fragrances, Inc.	1,843	175,472
Linde PLC	9,675	4,245,487
PPG Industries, Inc.	1,773	223,203
Sherwin-Williams Co.	6,567	1,959,790
		$9,637,659
Commercial Services & Supplies — 1.0%
Brink's Co.	1,765	$180,736
Casella Waste Systems, Inc., Class A(1)	1,730	171,651
Cintas Corp.	1,815	1,270,972
Clean Harbors, Inc.(1)	1,468	331,988
Copart, Inc.(1)	20,536	1,112,230
MSA Safety, Inc.	1,082	203,081
Republic Services, Inc.	3,503	680,773
Rollins, Inc.	8,136	396,956
Stericycle, Inc.(1)	1,588	92,310
Tetra Tech, Inc.	1,555	317,966
Veralto Corp.	5,655	539,883
Waste Management, Inc.	7,748	1,652,958
		$6,951,504
Security	Shares	Value
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	5,705	$ 1,999,489
Ciena Corp.(1)	4,349	209,535
Cisco Systems, Inc.	10,816	513,868
F5, Inc.(1)	1,601	275,740
Juniper Networks, Inc.	9,293	338,823
Motorola Solutions, Inc.	3,723	1,437,264
		$ 4,774,719
Construction & Engineering — 0.4%
AECOM	1,466	$129,213
API Group Corp.(1)	6,659	250,578
Comfort Systems USA, Inc.	906	275,533
Dycom Industries, Inc.(1)	914	154,247
EMCOR Group, Inc.	1,225	447,223
MasTec, Inc.(1)	1,425	152,461
Quanta Services, Inc.	3,322	844,087
Valmont Industries, Inc.	483	132,559
WillScot Mobile Mini Holdings Corp.(1)	5,704	214,698
		$2,600,599
Construction Materials — 0.5%
CRH PLC	24,999	$1,874,425
Vulcan Materials Co.	6,420	1,596,526
		$3,470,951
Consumer Finance — 0.3%
American Express Co.	7,366	$1,705,597
Credit Acceptance Corp.(1)	336	172,933
FirstCash Holdings, Inc.	565	59,257
SoFi Technologies, Inc.(1)(3)	34,725	229,532
		$2,167,319
Consumer Staples Distribution & Retail — 1.1%
BJ's Wholesale Club Holdings, Inc.(1)	967	$84,941
Casey's General Stores, Inc.	662	252,593
Costco Wholesale Corp.	6,617	5,624,384
Dollar Tree, Inc.(1)	2,488	265,644
Sprouts Farmers Market, Inc.(1)	2,426	202,959
Walmart, Inc.	10,840	733,976
		$7,164,497
Containers & Packaging — 0.2%
AptarGroup, Inc.	1,062	$149,540
Avery Dennison Corp.	1,734	379,139
Ball Corp.	7,432	446,069
Crown Holdings, Inc.	914	67,993
Packaging Corp. of America	999	182,377
		$1,225,118

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Distributors — 0.1%
Genuine Parts Co.	948	$ 131,127
Pool Corp.	918	282,129
		$ 413,256
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	1,724	$ 189,778
Duolingo, Inc.(1)	893	186,342
H&R Block, Inc.	450	24,404
Service Corp. International	2,132	151,649
		$552,173
Electric Utilities — 0.2%
Constellation Energy Corp.	3,004	$601,611
Eversource Energy	1,659	94,082
NextEra Energy, Inc.	4,874	345,128
		$1,040,821
Electrical Equipment — 1.5%
Acuity Brands, Inc.	1,005	$242,647
AMETEK, Inc.	6,549	1,091,784
Atkore, Inc.	1,102	148,693
Eaton Corp. PLC	10,835	3,397,314
Emerson Electric Co.	16,154	1,779,525
GE Vernova, Inc.(1)	3,288	563,925
Hubbell, Inc.	1,608	587,692
NEXTracker, Inc., Class A(1)	5,041	236,322
nVent Electric PLC	5,475	419,440
Regal Rexnord Corp.	1,019	137,789
Rockwell Automation, Inc.	2,517	692,880
Sensata Technologies Holding PLC	2,550	95,344
Vertiv Holdings Co., Class A	10,719	927,944
		$10,321,299
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	33,475	$2,255,211
Badger Meter, Inc.	1,103	205,544
CDW Corp.	1,938	433,802
Cognex Corp.	6,347	296,786
Coherent Corp.(1)	3,335	241,654
Corning, Inc.	15,355	596,542
Insight Enterprises, Inc.(1)	170	33,721
Itron, Inc.(1)	1,189	117,663
Keysight Technologies, Inc.(1)	4,946	676,365
Littelfuse, Inc.	297	75,910
Novanta, Inc.(1)	1,380	225,092
Teledyne Technologies, Inc.(1)	425	164,892
Trimble, Inc.(1)	8,034	449,261
Vontier Corp.	1,043	39,843
Zebra Technologies Corp., Class A(1)	1,244	384,309
		$6,196,595
Security	Shares	Value
Entertainment — 1.9%
Electronic Arts, Inc.	5,738	$ 799,476
Liberty Media Corp.-Liberty Formula One, Class A(1)	6,467	415,375
Liberty Media Corp.-Liberty Live, Class A(1)	3,832	143,738
Live Nation Entertainment, Inc.(1)	4,327	405,613
Netflix, Inc.(1)	9,436	6,368,168
ROBLOX Corp., Class A(1)	7,171	266,833
Roku, Inc.(1)	3,504	209,995
Take-Two Interactive Software, Inc.(1)	741	115,218
Walt Disney Co.	41,583	4,128,776
Warner Music Group Corp., Class A	3,885	119,075
		$12,972,267
Financial Services — 3.5%
Affirm Holdings, Inc.(1)	7,851	$237,179
Apollo Global Management, Inc.	6,987	824,955
Block, Inc., Class A(1)	12,721	820,377
Equitable Holdings, Inc.	8,782	358,833
Euronet Worldwide, Inc.(1)	1,075	111,262
Fidelity National Information Services, Inc.	13,186	993,697
Fiserv, Inc.(1)	13,205	1,968,073
Jack Henry & Associates, Inc.	1,792	297,508
Mastercard, Inc., Class A	18,238	8,045,876
PayPal Holdings, Inc.(1)	3,147	182,620
PennyMac Financial Services, Inc.	1,340	126,764
Shift4 Payments, Inc., Class A(1)(3)	2,187	160,416
Toast, Inc., Class A(1)	9,571	246,645
Visa, Inc., Class A	34,146	8,962,301
WEX, Inc.(1)	1,399	247,819
		$23,584,325
Food Products — 0.3%
Flowers Foods, Inc.	4,223	$93,751
Freshpet, Inc.(1)	1,932	249,981
Hershey Co.	2,313	425,199
Ingredion, Inc.	716	82,125
Kellanova	106	6,114
Lamb Weston Holdings, Inc.	3,594	302,184
Lancaster Colony Corp.	798	150,798
McCormick & Co., Inc.	1,218	86,405
Mondelez International, Inc., Class A	6,900	451,536
		$1,848,093
Ground Transportation — 1.1%
J.B. Hunt Transport Services, Inc.	867	$138,720
Knight-Swift Transportation Holdings, Inc.	3,865	192,941
Landstar System, Inc.	1,173	216,395
Lyft, Inc., Class A(1)	8,751	123,389
Old Dominion Freight Line, Inc.	5,239	925,207
Saia, Inc.(1)	756	358,563
Uber Technologies, Inc.(1)	44,934	3,265,803

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Ground Transportation (continued)
Union Pacific Corp.	8,833	$ 1,998,555
XPO, Inc.(1)	3,428	363,882
		$ 7,583,455
Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	20,995	$ 2,181,591
Align Technology, Inc.(1)	1,712	413,328
Baxter International, Inc.	1,143	38,233
Becton Dickinson & Co.	6,481	1,514,675
Boston Scientific Corp.(1)	32,692	2,517,611
Cooper Cos., Inc.	4,728	412,754
DENTSPLY SIRONA, Inc.	5,195	129,407
DexCom, Inc.(1)	9,058	1,026,996
Edwards Lifesciences Corp.(1)	14,069	1,299,554
GE HealthCare Technologies, Inc.	5,723	445,936
Glaukos Corp.(1)	851	100,716
Globus Medical, Inc., Class A(1)	2,858	195,744
Hologic, Inc.(1)	5,741	426,269
IDEXX Laboratories, Inc.(1)	1,959	954,425
Inspire Medical Systems, Inc.(1)	1,132	151,496
Insulet Corp.(1)	1,983	400,169
Intuitive Surgical, Inc.(1)	7,657	3,406,217
Masimo Corp.(1)	1,127	141,934
Medtronic PLC	8,325	655,261
Merit Medical Systems, Inc.(1)	2,139	183,847
Penumbra, Inc.(1)	1,126	202,646
ResMed, Inc.	3,580	685,284
STERIS PLC	2,330	511,528
Stryker Corp.	7,734	2,631,494
Teleflex, Inc.	1,301	273,639
Zimmer Biomet Holdings, Inc.	1,578	171,260
		$21,072,014
Health Care Providers & Services — 1.5%
Chemed Corp.	371	$201,297
Cigna Group	1,314	434,369
DaVita, Inc.(1)	1,015	140,649
Elevance Health, Inc.	435	235,709
Encompass Health Corp.	1,223	104,921
Ensign Group, Inc.	1,609	199,017
HealthEquity, Inc.(1)	2,844	245,153
Henry Schein, Inc.(1)	1,886	120,893
Labcorp Holdings, Inc.	1,766	359,399
Molina Healthcare, Inc.(1)	103	30,622
Option Care Health, Inc.(1)	6,163	170,715
UnitedHealth Group, Inc.	15,390	7,837,511
		$10,080,255
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	3,276	$383,194
Healthcare Realty Trust, Inc.	6,886	113,481
Security	Shares	Value
Health Care REITs (continued)
Ventas, Inc.	3,244	$ 166,287
Welltower, Inc.	10,664	1,111,722
		$ 1,774,684
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	4,567	$ 127,739
Veeva Systems, Inc., Class A(1)	3,631	664,509
		$ 792,248
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	16,194	$291,168
Ryman Hospitality Properties, Inc.	2,097	209,407
		$500,575
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc., Class A(1)	9,690	$1,469,295
Booking Holdings, Inc.	747	2,959,240
Chipotle Mexican Grill, Inc.(1)	39,150	2,452,747
Choice Hotels International, Inc.	1,223	145,537
Darden Restaurants, Inc.	1,490	225,467
Domino's Pizza, Inc.	1,028	530,787
Hilton Worldwide Holdings, Inc.	5,599	1,221,702
Hyatt Hotels Corp., Class A	1,520	230,918
Marriott International, Inc., Class A	5,695	1,376,880
Planet Fitness, Inc., Class A(1)	2,901	213,485
Starbucks Corp.	29,175	2,271,274
Texas Roadhouse, Inc.	2,325	399,226
Vail Resorts, Inc.	666	119,967
Wingstop, Inc.	927	391,806
Wyndham Hotels & Resorts, Inc.	2,427	179,598
Yum! Brands, Inc.	8,064	1,068,157
		$15,256,086
Household Durables — 0.2%
D.R. Horton, Inc.	418	$58,909
Installed Building Products, Inc.	929	191,077
Mohawk Industries, Inc.(1)	791	89,850
NVR, Inc.(1)	77	584,319
PulteGroup, Inc.	1,483	163,278
Tempur Sealy International, Inc.	4,093	193,763
TopBuild Corp.(1)	902	347,513
		$1,628,709
Household Products — 1.0%
Church & Dwight Co., Inc.	3,526	$365,576
Clorox Co.	2,742	374,201
Colgate-Palmolive Co.	12,643	1,226,877
Kimberly-Clark Corp.	1,987	274,603
Procter & Gamble Co.	26,942	4,443,274
		$6,684,531

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.0%(2)
AES Corp.	12,138	$ 213,265
		$ 213,265
Industrial REITs — 0.1%
Americold Realty Trust, Inc.	4,252	$ 108,596
EastGroup Properties, Inc.	718	122,132
Prologis, Inc.	1,923	215,972
		$ 446,700
Insurance — 1.1%
Allstate Corp.	4,526	$722,621
Aon PLC, Class A	4,035	1,184,595
Arthur J. Gallagher & Co.	5,143	1,333,631
Brown & Brown, Inc.	4,568	408,425
Hanover Insurance Group, Inc.	742	93,076
Kinsale Capital Group, Inc.	463	178,385
Marsh & McLennan Cos., Inc.	8,084	1,703,461
MetLife, Inc.	5,864	411,594
Primerica, Inc.	33	7,807
Progressive Corp.	4,798	996,593
Ryan Specialty Holdings, Inc.	2,045	118,426
W.R. Berkley Corp.	204	16,030
Willis Towers Watson PLC	890	233,305
		$7,407,949
Interactive Media & Services — 4.9%
Alphabet, Inc., Class A	176,182	$32,091,551
Pinterest, Inc., Class A(1)	14,713	648,402
Snap, Inc., Class A(1)	4,655	77,320
ZoomInfo Technologies, Inc.(1)	11,168	142,615
		$32,959,888
IT Services — 1.2%
Accenture PLC, Class A	11,433	$3,468,886
Akamai Technologies, Inc.(1)	3,682	331,675
Amdocs Ltd.	2,029	160,129
Cloudflare, Inc., Class A(1)	7,330	607,144
Cognizant Technology Solutions Corp., Class A	1,091	74,188
EPAM Systems, Inc.(1)	1,385	260,532
Gartner, Inc.(1)	1,834	823,576
MongoDB, Inc.(1)	1,912	477,923
Okta, Inc.(1)	3,559	333,158
Snowflake, Inc., Class A(1)	6,895	931,446
Twilio, Inc., Class A(1)	1,415	80,386
VeriSign, Inc.(1)	2,295	408,051
		$7,957,094
Leisure Products — 0.0%(2)
Mattel, Inc.(1)	8,943	$145,413
		$145,413
Security	Shares	Value
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	6,938	$ 899,373
Avantor, Inc.(1)	17,854	378,505
Bio-Techne Corp.	3,820	273,703
Bruker Corp.	2,462	157,100
Charles River Laboratories International, Inc.(1)	1,163	240,253
Danaher Corp.	10,388	2,595,442
Illumina, Inc.(1)	2,138	223,164
IQVIA Holdings, Inc.(1)	4,345	918,707
Medpace Holdings, Inc.(1)	746	307,240
Mettler-Toledo International, Inc.(1)	514	718,361
Repligen Corp.(1)	1,732	218,336
Revvity, Inc.	3,371	353,483
Thermo Fisher Scientific, Inc.	7,518	4,157,454
Waters Corp.(1)	1,403	407,038
West Pharmaceutical Services, Inc.	1,851	609,701
		$12,457,860
Machinery — 2.3%
Allison Transmission Holdings, Inc.	2,084	$158,176
Caterpillar, Inc.	8,775	2,922,952
Chart Industries, Inc.(1)	1,719	248,120
Cummins, Inc.	777	215,175
Deere & Co.	282	105,364
Donaldson Co., Inc.	3,221	230,495
Dover Corp.	1,261	227,547
ESAB Corp.	1,902	179,606
Federal Signal Corp.	2,548	213,191
Flowserve Corp.	2,775	133,477
Fortive Corp.	5,671	420,221
Franklin Electric Co., Inc.	1,604	154,497
Graco, Inc.	5,188	411,305
IDEX Corp.	2,003	403,004
Illinois Tool Works, Inc.	7,461	1,767,959
Ingersoll Rand, Inc.	11,754	1,067,733
ITT, Inc.	2,835	366,225
Lincoln Electric Holdings, Inc.	1,628	307,106
Middleby Corp.(1)	869	106,548
Mueller Industries, Inc.	3,358	191,205
Nordson Corp.	1,439	333,762
Otis Worldwide Corp.	10,931	1,052,218
PACCAR, Inc.	3,693	380,157
Parker-Hannifin Corp.	2,371	1,199,275
Pentair PLC	3,671	281,456
Snap-on, Inc.	139	36,333
SPX Technologies, Inc.(1)	1,584	225,150
Timken Co.	340	27,244
Toro Co.	3,512	328,407
Watts Water Technologies, Inc., Class A	1,078	197,673
Westinghouse Air Brake Technologies Corp.	3,895	615,605

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Xylem, Inc.	5,463	$ 740,947
		$ 15,248,133
Media — 0.2%
Liberty Broadband Corp., Class C(1)	681	$ 37,333
New York Times Co., Class A	3,554	182,000
Trade Desk, Inc., Class A(1)	10,049	981,486
		$ 1,200,819
Metals & Mining — 0.2%
ATI, Inc.(1)	5,949	$329,872
Nucor Corp.	702	110,972
Reliance, Inc.	797	227,623
Steel Dynamics, Inc.	3,062	396,529
		$1,064,996
Mortgage Real Estate Investment Trusts (REITs) — 0.0%(2)
Annaly Capital Management, Inc.	11,935	$227,481
		$227,481
Office REITs — 0.0%(2)
COPT Defense Properties	4,354	$108,981
		$108,981
Oil, Gas & Consumable Fuels — 0.1%
Occidental Petroleum Corp.	9,198	$579,750
		$579,750
Paper & Forest Products — 0.0%(2)
Louisiana-Pacific Corp.	2,038	$167,789
		$167,789
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)	4,121	$166,488
American Airlines Group, Inc.(1)(3)	23,651	267,966
		$434,454
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	3,532	$201,819
Coty, Inc., Class A(1)	16,123	161,552
e.l.f. Beauty, Inc.(1)	1,266	266,772
Estee Lauder Cos., Inc., Class A	4,926	524,126
		$1,154,269
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	45,072	$1,871,840
Catalent, Inc.(1)	5,227	293,914
Elanco Animal Health, Inc.(1)	8,846	127,648
Eli Lilly & Co.	17,697	16,022,510
Jazz Pharmaceuticals PLC(1)	2,056	219,437
Security	Shares	Value
Pharmaceuticals (continued)
Merck & Co., Inc.	54,443	$ 6,740,043
Royalty Pharma PLC, Class A	739	19,487
Zoetis, Inc.	10,093	1,749,723
		$ 27,044,602
Professional Services — 0.9%
Automatic Data Processing, Inc.	4,781	$ 1,141,177
Booz Allen Hamilton Holding Corp.	3,147	484,323
Broadridge Financial Solutions, Inc.	2,639	519,883
Dayforce, Inc.(1)(3)	4,837	239,915
Equifax, Inc.	2,881	698,527
ExlService Holdings, Inc.(1)	5,274	165,393
Exponent, Inc.	1,365	129,839
FTI Consulting, Inc.(1)	785	169,191
Maximus, Inc.	1,451	124,351
Parsons Corp.(1)	1,925	157,484
Paychex, Inc.	4,267	505,895
Paycom Software, Inc.	1,457	208,409
Paylocity Holding Corp.(1)	1,291	170,218
Robert Half, Inc.	1,661	106,271
SS&C Technologies Holdings, Inc.	3,536	221,601
TransUnion	4,835	358,564
TriNet Group, Inc.	828	82,800
Verisk Analytics, Inc.	3,465	933,991
		$6,417,832
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	3,507	$312,509
CoStar Group, Inc.(1)	9,546	707,740
Zillow Group, Inc., Class C(1)	2,110	97,883
		$1,118,132
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	2,785	$181,387
Sun Communities, Inc.	2,189	263,424
UDR, Inc.	2,818	115,961
		$560,772
Retail REITs — 0.0%(2)
Federal Realty Investment Trust	951	$96,022
Simon Property Group, Inc.	757	114,913
		$210,935
Semiconductors & Semiconductor Equipment — 14.9%
Advanced Micro Devices, Inc.(1)	35,556	$5,767,539
Allegro MicroSystems, Inc.(1)	4,079	115,191
Analog Devices, Inc.	10,155	2,317,980
Applied Materials, Inc.	18,333	4,326,405
Broadcom, Inc.	9,542	15,319,967
Cirrus Logic, Inc.(1)	1,828	233,362

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Enphase Energy, Inc.(1)	3,172	$ 316,280
Entegris, Inc.	3,540	479,316
First Solar, Inc.(1)	2,288	515,853
KLA Corp.	2,973	2,451,268
Lam Research Corp.	2,859	3,044,406
Lattice Semiconductor Corp.(1)	3,741	216,941
Marvell Technology, Inc.	11,647	814,125
Microchip Technology, Inc.	11,814	1,080,981
Micron Technology, Inc.	4,830	635,290
MKS Instruments, Inc.	1,454	189,863
Monolithic Power Systems, Inc.	1,067	876,733
NVIDIA Corp.	413,810	51,122,087
ON Semiconductor Corp.(1)	9,984	684,403
Onto Innovation, Inc.(1)	1,311	287,843
Qorvo, Inc.(1)	2,238	259,698
QUALCOMM, Inc.	24,666	4,912,974
Rambus, Inc.(1)	3,303	194,084
Skyworks Solutions, Inc.	325	34,639
Teradyne, Inc.	3,686	546,597
Texas Instruments, Inc.	15,408	2,997,318
Universal Display Corp.	1,049	220,552
		$99,961,695
Software — 15.1%
Adobe, Inc.(1)	9,885	$5,491,513
Altair Engineering, Inc., Class A(1)	1,614	158,301
ANSYS, Inc.(1)	2,058	661,647
AppFolio, Inc., Class A(1)	620	151,633
AppLovin Corp., Class A(1)	4,740	394,463
Aspen Technology, Inc.(1)	444	88,192
Atlassian Corp., Class A(1)	1,282	226,760
Autodesk, Inc.(1)	5,021	1,242,447
Bill Holdings, Inc.(1)	3,153	165,911
Cadence Design Systems, Inc.(1)	6,132	1,887,123
CCC Intelligent Solutions Holdings, Inc.(1)	9,265	102,934
Clearwater Analytics Holdings, Inc., Class A(1)	7,512	139,122
Commvault Systems, Inc.(1)	1,616	196,457
Confluent, Inc., Class A(1)	6,307	186,246
CrowdStrike Holdings, Inc., Class A(1)	5,133	1,966,914
Datadog, Inc., Class A(1)	6,265	812,508
DocuSign, Inc.(1)	4,849	259,422
Dolby Laboratories, Inc., Class A	1,793	142,059
Dropbox, Inc., Class A(1)	9,616	216,072
Dynatrace, Inc.(1)	7,973	356,712
Elastic NV(1)	2,564	292,065
Fair Isaac Corp.(1)	579	861,934
Fortinet, Inc.(1)	14,944	900,675
Gen Digital, Inc.	15,832	395,483
Guidewire Software, Inc.(1)	1,090	150,300
HashiCorp, Inc., Class A(1)	4,216	142,037
HubSpot, Inc.(1)	1,145	675,310
Security	Shares	Value
Software (continued)
Intuit, Inc.	6,059	$ 3,982,035
Manhattan Associates, Inc.(1)	1,666	410,969
Microsoft Corp.	125,158	55,939,368
Oracle Corp.	35,385	4,996,362
Palo Alto Networks, Inc.(1)	6,152	2,085,590
PTC, Inc.(1)	2,696	489,782
Qualys, Inc.(1)	1,234	175,968
Roper Technologies, Inc.	1,701	958,786
Salesforce, Inc.	20,914	5,376,989
SentinelOne, Inc., Class A(1)	10,218	215,089
ServiceNow, Inc.(1)	4,560	3,587,215
Smartsheet, Inc., Class A(1)	3,228	142,290
SPS Commerce, Inc.(1)	1,085	204,154
Synopsys, Inc.(1)	3,395	2,020,229
Tenable Holdings, Inc.(1)	3,811	166,083
Tyler Technologies, Inc.(1)	1,028	516,858
Varonis Systems, Inc.(1)	2,578	123,667
Workday, Inc., Class A(1)	4,920	1,099,915
Zoom Video Communications, Inc., Class A(1)	6,465	382,663
Zscaler, Inc.(1)	2,322	446,265
		$101,584,517
Specialized REITs — 0.6%
American Tower Corp.	6,277	$1,220,123
CubeSmart	1,850	83,565
Equinix, Inc.	1,317	996,442
Iron Mountain, Inc.	7,254	650,103
Lamar Advertising Co., Class A	1,196	142,958
Public Storage	1,511	434,639
SBA Communications Corp.	2,759	541,592
		$4,069,422
Specialty Retail — 2.3%
Abercrombie & Fitch Co., Class A(1)	1,499	$266,582
AutoZone, Inc.(1)	363	1,075,968
Bath & Body Works, Inc.	1,230	48,031
Burlington Stores, Inc.(1)	1,567	376,080
Carvana Co.(1)	1,291	166,177
Chewy, Inc., Class A(1)(3)	5,803	158,074
Dick's Sporting Goods, Inc.	456	97,972
Five Below, Inc.(1)	1,592	173,480
Floor & Decor Holdings, Inc., Class A(1)	2,521	250,613
GameStop Corp., Class A(1)	2,890	71,354
Home Depot, Inc.	14,780	5,087,867
Lowe's Cos., Inc.	6,279	1,384,268
O'Reilly Automotive, Inc.(1)	1,232	1,301,066
RH(1)	681	166,464
Ross Stores, Inc.	6,622	962,309
TJX Cos., Inc.	24,118	2,655,392
Tractor Supply Co.	1,647	444,690
Ulta Beauty, Inc.(1)	1,162	448,381

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Williams-Sonoma, Inc.	1,424	$ 402,095
		$ 15,536,863
Technology Hardware, Storage & Peripherals — 8.7%
Apple, Inc.	265,031	$ 55,820,829
Dell Technologies, Inc., Class C	6,128	845,113
NetApp, Inc.	3,310	426,328
Pure Storage, Inc., Class A(1)	7,186	461,413
Seagate Technology Holdings PLC	1,155	119,277
Super Micro Computer, Inc.(1)	1,184	970,110
Western Digital Corp.(1)	3,203	242,691
		$58,885,761
Textiles, Apparel & Luxury Goods — 0.6%
Columbia Sportswear Co.	945	$74,731
Crocs, Inc.(1)	1,608	234,671
Deckers Outdoor Corp.(1)	559	541,084
Levi Strauss & Co., Class A	5,364	103,418
lululemon Athletica, Inc.(1)	2,464	735,997
NIKE, Inc., Class B	23,242	1,751,749
Ralph Lauren Corp.	839	146,875
Skechers USA, Inc., Class A(1)	2,006	138,655
Tapestry, Inc.	2,434	104,151
		$3,831,331
Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	1,073	$208,162
Beacon Roofing Supply, Inc.(1)	2,134	193,127
Core & Main, Inc., Class A(1)	6,516	318,893
Fastenal Co.	12,106	760,741
Ferguson PLC	3,405	659,378
FTAI Aviation Ltd.	3,553	366,776
SiteOne Landscape Supply, Inc.(1)	1,513	183,693
United Rentals, Inc.	1,719	1,111,729
W.W. Grainger, Inc.	994	896,827
Watsco, Inc.	867	401,629
		$5,100,955
Water Utilities — 0.0%(2)
American Water Works Co., Inc.	312	$40,298
		$40,298
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	3,799	$669,308
		$669,308
Total Common Stocks (identified cost $397,135,644)		$672,422,364

Rights — 0.0%(2)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(2)
Abiomed, Inc., CVR(1)(4)(5)	1,143	$ 1,166
Total Rights (identified cost $1,166)		$ 1,166

Short-Term Investments — 0.1%
Affiliated Fund — 0.0%(2)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(6)	106,872	$ 106,872
Total Affiliated Fund (identified cost $106,872)		$ 106,872
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(7)	452,214	$ 452,214
Total Securities Lending Collateral (identified cost $452,214)		$ 452,214
Total Short-Term Investments (identified cost $559,086)		$ 559,086
Total Investments — 100.0% (identified cost $397,695,896)		$672,982,616
Other Assets, Less Liabilities — (0.0)%(2)		$ (204,329)
Net Assets — 100.0%		$672,778,287

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05% or (0.05)%, as applicable.
(3)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $1,207,712 and the total market value of the collateral received by the Fund was $1,266,023, comprised of cash of $452,214 and U.S. government and/or agencies securities of $813,809.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Restricted security. Total market value of restricted securities amounts to $1,166, which represents less than 0.05% of the net assets of the Fund as of June 30, 2024.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

(7)	Represents investment of cash collateral received in connection with securities lending.
Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$1,166

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at June 30, 2024.
Affiliated Investments
At June 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $106,872, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,417,922	$66,042,205	$(67,353,255)	$ —	$ —	$106,872	$43,264	106,872

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$672,422,364(2)	$ —	$ —	$672,422,364
Rights	—	—	1,166	1,166
Short-Term Investments:
Affiliated Fund	106,872	—	—	106,872
Securities Lending Collateral	452,214	—	—	452,214
Total Investments	$672,981,450	$ —	$1,166	$672,982,616

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2024 is not presented.

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.